DISCONTINUED OPERATIONS (Schedule of Company’s consolidated statements of comprehensive income (loss) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation	$ 4,886	$ 118	$ 1,699
Cost of Sales [Member]
Share-based Compensation		3	12
Cost of Sales [Member] | Discontinued Operations [Member]
Share-based Compensation	181	0	0
Operating Expense [Member] | Discontinued Operations [Member]
Share-based Compensation	$ 3,793	$ 0	$ 0